Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Current Assets:
Cash and cash equivalents	$ 2,458,992	$ 2,476,699	$ 1,330,441
Trade receivables (net of allowances: $684, $7,957 and $10,680)	1,099,655	872,864	815,600
Other receivables (net of allowances: $98, $360 and $607)	244,528	200,988	177,910
Inventories:
Finished goods and work-in-process	1,138,373	1,076,779	1,082,317
Packaging material and ingredients	297,023	255,918	247,034
Total inventories	1,435,396	1,332,697	1,329,351
Prepaid expenses	145,096	160,658	174,795
Other current assets	60,458	91,656	54,139
Total current assets	5,444,125	5,135,562	3,882,236
Property, plant and equipment:
Property, plant and equipment	2,829,491	5,359,089	5,266,561
Less accumulated depreciation	165,999	2,900,288	2,782,423
Total property, plant and equipment, net	2,663,492	2,458,801	2,484,138
Other non-current assets:
Goodwill	15,070,062	3,079,250	3,185,527
Trademarks, net	12,130,873	1,037,283	1,090,892
Other intangibles, net	2,358,781	378,187	407,802
Other non-current assets	1,305,015	849,924	932,698
Total other non-current assets	30,864,731	5,344,644	5,616,919
Total assets	38,972,348	12,939,007	11,983,293
Current Liabilities:
Short-term debt	143,689	1,137,181	46,460
Portion of long-term debt due within one year	107,765	1,023,212	200,248
Trade payables	1,192,074	1,310,009	1,202,398
Other payables	148,193	182,828	146,414
Accrued marketing	370,329	313,930	303,132
Other accrued liabilities	760,621	705,482	647,769
Income taxes	202,188	114,230	101,540
Total current liabilities	2,924,859	4,786,872	2,647,961
Long-term debt and other non-current liabilities:
Long-term debt	14,617,646	3,848,339	4,779,981
Deferred income taxes	4,160,903	678,565	817,928
Non-pension post-retirement benefits	196,372	240,319	231,452
Other non-current liabilities	529,425	506,562	581,390
Total long-term debt and other non-current liabilities	19,504,346	5,273,785	6,410,751
Redeemable noncontrolling interest	29,885	29,529	113,759
Capital Stock:
Sum of capital stock, additional capital and retained earnings	16,297,416	2,801,531	2,758,589
Less:
Noncontrolling interest	215,842	47,290	52,233
Total equity	16,513,258	2,848,821	2,810,822
Total liabilities and equity	38,972,348	12,939,007	11,983,293
Successor [Member]
Current Assets:
Cash and cash equivalents	2,458,992
Trade receivables (net of allowances: $684, $7,957 and $10,680)	1,099,655
Other receivables (net of allowances: $98, $360 and $607)	244,528
Inventories:
Finished goods and work-in-process	1,138,373
Packaging material and ingredients	297,023
Total inventories	1,435,396
Prepaid expenses	145,096
Other current assets	60,458
Total current assets	5,444,125
Property, plant and equipment:
Land	225,577
Buildings and leasehold improvements	617,413
Equipment, furniture and other	1,986,501
Property, plant and equipment	2,829,491
Less accumulated depreciation	165,999
Total property, plant and equipment, net	2,663,492
Other non-current assets:
Goodwill	15,070,062
Trademarks, net	12,130,873
Other intangibles, net	2,358,781
Other non-current assets	1,305,015
Total other non-current assets	30,864,731
Total assets	38,972,348
Current Liabilities:
Short-term debt	143,689
Portion of long-term debt due within one year	107,765
Trade payables	1,192,074
Other payables	148,193
Accrued interest	172,340
Accrued marketing	370,329
Other accrued liabilities	588,281
Income taxes	202,188
Total current liabilities	2,924,859
Long-term debt and other non-current liabilities:
Long-term debt	14,617,646
Deferred income taxes	4,160,903
Non-pension post-retirement benefits	196,372
Other non-current liabilities	529,425
Total long-term debt and other non-current liabilities	19,504,346
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	29,885
Capital Stock:
Third cumulative preferred, $1.70 first series, $10 par value	0
Common stock, 100 shares issued, no par value	16,140,000
Capital stock	16,140,000
Additional capital	1,427
(Accumulated deficit)/retained earnings	(77,021)
Sum of capital stock, additional capital and retained earnings	16,297,416
Less:
Treasury shares, at cost (109,831 shares at April 28, 2013 and 110,870 shares at April 29, 2012)	0
Accumulated other comprehensive loss	(233,010)
Total H.J. Heinz Corporation II shareholders’ equity	16,297,416
Noncontrolling interest	215,842
Total equity	16,513,258
Total liabilities and equity	38,972,348
Predecessor [Member]
Current Assets:
Cash and cash equivalents		2,476,699	1,330,441
Trade receivables (net of allowances: $684, $7,957 and $10,680)		872,864	815,600
Other receivables (net of allowances: $98, $360 and $607)		200,988	177,910
Inventories:
Finished goods and work-in-process		1,076,779	1,082,317
Packaging material and ingredients		255,918	247,034
Total inventories		1,332,697	1,329,351
Prepaid expenses		160,658	174,795
Other current assets		91,656	54,139
Total current assets		5,135,562	3,882,236
Property, plant and equipment:
Land		78,800	81,185
Buildings and leasehold improvements		996,719	1,009,379
Equipment, furniture and other		4,283,570	4,175,997
Property, plant and equipment		5,359,089	5,266,561
Less accumulated depreciation		2,900,288	2,782,423
Total property, plant and equipment, net		2,458,801	2,484,138
Other non-current assets:
Goodwill		3,079,250	3,185,527
Trademarks, net		1,037,283	1,090,892
Other intangibles, net		378,187	407,802
Other non-current assets		849,924	932,698
Total other non-current assets		5,344,644	5,616,919
Total assets		12,939,007	11,983,293
Current Liabilities:
Short-term debt		1,137,181	46,460
Portion of long-term debt due within one year		1,023,212	200,248
Trade payables		1,310,009	1,202,398
Other payables		182,828	146,414
Accrued interest		60,432	60,884
Accrued marketing		313,930	303,132
Other accrued liabilities		645,050	586,885
Income taxes		114,230	101,540
Total current liabilities		4,786,872	2,647,961
Long-term debt and other non-current liabilities:
Long-term debt		3,848,339	4,779,981
Deferred income taxes		678,565	817,928
Non-pension post-retirement benefits		240,319	231,452
Other non-current liabilities		506,562	581,390
Total long-term debt and other non-current liabilities		5,273,785	6,410,751
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest		29,529	113,759
Capital Stock:
Third cumulative preferred, $1.70 first series, $10 par value		0	61
Common stock, 100 shares issued, no par value		107,774	107,774
Capital stock		107,774	107,835
Additional capital		608,504	594,608
(Accumulated deficit)/retained earnings		7,907,033	7,567,278
Sum of capital stock, additional capital and retained earnings		7,448,773	7,424,993
Less:
Treasury shares, at cost (109,831 shares at April 28, 2013 and 110,870 shares at April 29, 2012)		4,647,242	4,666,404
Accumulated other comprehensive loss		1,174,538	844,728
Total H.J. Heinz Corporation II shareholders’ equity		2,801,531	2,758,589
Noncontrolling interest		47,290	52,233
Total equity		2,848,821	2,810,822
Total liabilities and equity		$ 12,939,007	$ 11,983,293